Selling and Distribution (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 20,467	$ 22,102	$ 21,755
Provision/ (release of) for doubtful accounts	(881)	2,149
Selling and Distribution expenses	201,597	210,236	192,846
Selling and Distribution
Salaries	62,174	65,584	63,247
Depreciation	17,762	18,896	17,994
Vessel hire charges	13,198	16,535	13,493
Amortization of dry-docking costs	6,483	7,046	7,112
Vessel operating expenses	44,195	39,176	39,198
Bunkers consumption	30,805	35,788	32,709
Storage costs	13,209	6,859	7,052
Broker commissions	3,833	5,032	4,053
Provision/ (release of) for doubtful accounts	(881)	2,919	61
Other	10,099	12,401	7,927
Selling and Distribution expenses	$ 201,597	$ 210,236	$ 192,846